Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Policy charges	$ 1,670	$ 1,506	$ 1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Non-operating net realized investment losses	459	(1,546)	(177)
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	(102)	(60)	(57)
Total revenues	4,456	2,208	3,254
Benefits and expenses:
Interest credited to policyholder account values	1,038	1,033	1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of DAC	575	65	299
Interest expense	68	70	55
Other operating expenses	795	760	722
Total benefits and expenses	3,757	3,057	3,083
Income (loss) before federal income taxes	699	(849)	171
Less: non-operating net realized investment gains	459	(1,546)	(177)
Less: non-operating net realized investment gains	(31)	(67)	(220)
Less: net loss attributable to noncontrolling interest	(61)	(56)	(60)
Total assets	120,170	111,986	106,550
Individual Products and Solutions - Annuity [Member]
Revenues:
Policy charges	899	781	646
Premiums	334	234	209
Net investment income	551	527	569
Non-operating net realized investment losses	0
Net other-than-temporary impairment losses recognized in operations	0
Other revenues	(124)	(59)	(82)
Total revenues	1,660	1,483	1,342
Benefits and expenses:
Interest credited to policyholder account values	375	374	391
Benefits and claims	595	476	354
Policyholder dividends	0
Amortization of DAC	185	80	192
Interest expense	0
Other operating expenses	285	269	244
Total benefits and expenses	1,440	1,199	1,181
Income (loss) before federal income taxes	220	284	161
Less: non-operating net realized investment gains	0
Less: non-operating net realized investment gains	0
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	0
Less: net loss attributable to noncontrolling interest	0
Pre-tax operating earnings (loss)	220	284	161
Total assets	58,707	57,741	52,786
Retirement Plans [Member]
Revenues:
Policy charges	94	96	98
Premiums	0
Net investment income	736	715	691
Non-operating net realized investment losses	0
Net other-than-temporary impairment losses recognized in operations	0
Other revenues	0
Total revenues	830	811	789
Benefits and expenses:
Interest credited to policyholder account values	457	441	424
Benefits and claims	0
Policyholder dividends	0
Amortization of DAC	14	11	9
Interest expense	0
Other operating expenses	163	166	165
Total benefits and expenses	634	618	598
Income (loss) before federal income taxes	196	193	191
Less: non-operating net realized investment gains	0
Less: non-operating net realized investment gains	0
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	0
Less: net loss attributable to noncontrolling interest	0
Pre-tax operating earnings (loss)	196	193	191
Total assets	27,842	25,114	25,502
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Policy charges	677	629	652
Premiums	301	297	275
Net investment income	536	533	510
Non-operating net realized investment losses	0
Net other-than-temporary impairment losses recognized in operations	0
Other revenues	0
Total revenues	1,514	1,459	1,437
Benefits and expenses:
Interest credited to policyholder account values	199	198	199
Benefits and claims	615	598	524
Policyholder dividends	54	67	78
Amortization of DAC	150	75	136
Interest expense
Other operating expenses	255	238	237
Total benefits and expenses	1,273	1,176	1,174
Income (loss) before federal income taxes	241	283	263
Less: non-operating net realized investment gains	0
Less: non-operating net realized investment gains	0
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	0
Less: net loss attributable to noncontrolling interest	0
Pre-tax operating earnings (loss)	241	283	263
Total assets	25,301	22,503	22,434
Corporate and Other [Member]
Revenues:
Policy charges	0		3
Premiums	0
Net investment income	2	69	55
Non-operating net realized investment losses	459	(1,546)	(177)
Net other-than-temporary impairment losses recognized in operations	31	(67)	(220)
Other revenues	22	(1)	25
Total revenues	452	(1,545)	(314)
Benefits and expenses:
Interest credited to policyholder account values	7	20	42
Benefits and claims	17	(12)	(5)
Policyholder dividends	0
Amortization of DAC	226	(101)	(38)
Interest expense	68	70	55
Other operating expenses	92	87	79
Total benefits and expenses	410	64	130
Income (loss) before federal income taxes	42	(1,609)	(444)
Less: non-operating net realized investment gains	459	(1,546)	(177)
Less: non-operating net realized investment gains	31	(67)	(220)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	(243)	115	48
Less: net loss attributable to noncontrolling interest	61	56	60
Pre-tax operating earnings (loss)	(82)	(55)	(35)
Total assets	$ 8,320	$ 6,628	$ 5,828